Stock-Based Compensation - Assumptions Used to Fair Value Restricted Stock Grants (Details) - Restricted Stock Units (Market Condition)	12 Months Ended
Mar. 31, 2024 $ / shares shares
September 2023 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	35.40%
Risk free interest rate	4.60%
Expected life in years	3 years
JHX stock price at grant date (A$ per share) | $ / shares	$ 46.72
Number of restricted stock units (in shares) | shares	451,945
September 2023 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	38.70%
Risk free interest rate	4.90%
Expected life in years	2 years
JHX stock price at grant date (A$ per share) | $ / shares	$ 46.72
Number of restricted stock units (in shares) | shares	7,886
March 2023 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	36.30%
Risk free interest rate	4.00%
Expected life in years	2 years 4 months 24 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 30.98
Number of restricted stock units (in shares) | shares	41,401
November 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	42.50%
Risk free interest rate	4.70%
Expected life in years	9 months 18 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 33.05
Number of restricted stock units (in shares) | shares	38,387
November 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	35.10%
Risk free interest rate	4.70%
Expected life in years	1 year 9 months 18 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 33.05
Number of restricted stock units (in shares) | shares	39,450
November 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	43.80%
Risk free interest rate	4.70%
Expected life in years	2 years 9 months 18 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 33.05
Number of restricted stock units (in shares) | shares	115,688
August 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	1.50%
Expected volatility	41.90%
Risk free interest rate	3.50%
Expected life in years	3 years
JHX stock price at grant date (A$ per share) | $ / shares	$ 33.51
Number of restricted stock units (in shares) | shares	387,360
August 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	1.50%
Expected volatility	33.40%
Risk free interest rate	3.50%
Expected life in years	2 years
JHX stock price at grant date (A$ per share) | $ / shares	$ 33.51
Number of restricted stock units (in shares) | shares	102,250